SCHEDULE OF PROPERTY , EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2022
Office Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	20 years
Office Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	50 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	Shorter of lease term or assets lives
Electronics Equipment, Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	3 years
Electronics Equipment, Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of intangible assets	5 years
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Cryptocurrency Mining Machine [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	3 years